14. Financial assets and liabilities (Details 9) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other financial assets	$ 7,698,732	$ 3,022,238
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets	7,698,732	3,022,238
Financial assets at fair value through profit or loss | Public debt securities
Disclosure of financial assets [line items]
Other financial assets	3,463,169	0
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Other financial assets	4,148,409	3,022,238
Financial assets at fair value through profit or loss | Time deposits
Disclosure of financial assets [line items]
Other financial assets	$ 87,154	$ 0